Income tax expense (Tables)	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Summary of Income Tax Rates	Italian companies are subject to two enacted income taxes at the following rates:
	2020	2019	2018
IRES (state tax)	24.00%	24.00%	24.00%
IRAP (regional tax)	4.82%	4.82%	4.82%

Summary of Total Income Taxes

Total income taxes for the years ended December 31, 2020, 2019 and 2018 are allocated as follows:

	2020	2019	2018
Current:
- Domestic	(2,221)	(585)	(4,504)
- Foreign	(1,545)	(1,400)	(3,052)
Total (a)	(3,766)	(1,985)	(7,556)
Deferred:
- Domestic	430	(387)	270
- Foreign	(1,005)	37	(143)
Total (b)	(575)	(350)	127
Total (a + b)	(4,341)	(2,335)	(7,429)

Summary of Consolidated Profit (Loss) Before Income Taxes and Non-Controlling Interest

Consolidated profit/(loss) before income taxes and Non-controlling interests of the consolidated statement of profit or loss for the years ended December 31, 2020, 2019 and 2018, is analysed as follows:

	2020	2019	2018
Domestic	(17,049)	(24,808)	40,822
Foreign	(3,516)	(6,537)	(274)
Total	(20,565)	(31,345)	40,548

Reconciliation of Income Tax Expense

The effective income taxes differ from the expected income tax expense (computed by applying the IRES state tax, which is 24% for 2020, 2019 and 2018, to income before income taxes and Non-controlling interests) as follows:

	2020	2019	2018
Expected tax benefit (expense) at statutory tax rates	4,936	7,523	(9,732)
Effect of:
- Tax exempt income	4,806	3,297	1,665
- Aggregate effect of different tax rates in foreign jurisdictions	322	(139)	208
- Italian regional tax	(24)	(78)	(46)
- Non-deductible expenses	(5,575)	(4,521)	(2,667)
- Tax effect on unremitted earnings	(1,024)	(430)	(1,252)
- Non taxable gain from disposal and loss of control of a subsidiary	—	—	17,193
- Chinese withholding tax on income not recoverable	(1,396)	(139)	(4,458)
- Effect of net change in deferred tax assets unrecognised	(6,386)	(7,848)	(8,340)
Actual tax charge	(4,341)	(2,335)	(7,429)

Summary of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as at December 31, 2020 and 2019 are presented below:

Deferred tax assets	31/12/20	31/12/19
Intercompany profit on inventories	1,278	59
Provision for contingent liabilities	379	677
Inventories obsolescence	354	297
Deferred costs	—	845
Other temporary differences	12	96
Total deferred tax assets	2,023	1,974

Deferred tax liabilities	31/12/20	31/12/19
Withholding tax on unremitted earnings of subsidiaries	(1,024)	(430)
Deferred revenue (IFRS 15)	(984)	(934)
Unrealised net gains on foreign exchange rate	(376)	(396)
Other temporary differences	(131)	(131)
Total deferred tax liabilities	(2,515)	(1,891)

Summary of Movements in deferred Tax Balances

Movements in deferred tax balances occurred during 2018, 2019 and 2020 are analysed as follows:

	Def. tax assets	Def. tax liabilities	Total
Balance as at December 31, 2017	2,656	(2,350)	306
Recognised in profit or loss	(629)	756	127
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2018	2,027	(1,594)	433
Recognised in profit or loss	(53)	(297)	(350)
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2019	1,974	(1,891)	83
Recognised in profit or loss	49	(624)	(575)
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2020	2,023	(2,515)	(492)

Summary of Reconciliation of Deferred Tax Assets and Liabilities Included in Consolidated Statements of Financial Position

The following tables show the reconciliation of deferred tax assets and deferred tax liabilities with the balances included in the consolidated statements of financial position as at December 31, 2020 and 2019.

	31/12/20	31/12/19
Deferred tax assets	2,023	1,974
Deferred tax liabilities compensated	(1,492)	(1,461)
Net deferred tax assets	531	513
Deferred tax liabilities	(1,024)	(430)

Summary of Unrecognised Deferred Tax Assets

Deferred tax assets have not been recognised in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

Unrecognised deferred tax assets	31/12/20	31/12/19
Tax loss carry-forwards	97,107	97,544
Provision for contingent liabilities	3,695	5,839
Allowance for doubtful accounts	2,547	2,296
Inventory obsolescence	2,480	2,336
Provision for warranties	1,051	1,419
Impairment of non-financial assets	967	984
Deferred costs	822	—
Intercompany profit on inventories	439	1,643
IAS 19 adjustment - employees’ leaving entitlement	433	389
Goodwill and intangible assets	196	483
Other temporary differences	992	1,124
Total unrecognised deferred tax assets	110,729	114,057

Summary of Tax Loss Carry Forward

As at December 31, 2020 and 2019 the tax losses carried-forward of the Group expire as follows:

	2020	Expire date	2019	Expire date
Expire in five years	7,421	2021-2025	12,640	2020-2024
Expire after five years	4,902	> 2025	6,021	> 2024
Never expire	384,440	—	381,160	—
Total	396,763		399,821